UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03264

Exact name of registrant as specified in charter:	Dryden Government Securities Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	11/30/2005

Date of reporting period:	2/28/2005

Item 1.	Schedule of Investments [INSERT REPORT]

Dryden Government Securities Trust Money Market Series

Schedule of Investments as of February 28, 2005 (Unaudited)

Principal Amount (000)	Description	Value
Federal Home Loan Bank 34.9%
$1,210	2.345%, 3/14/05	$1,209,450
15,000	2.49%, 3/16/05	14,997,062
5,000	1.35%, 3/22/05	4,997,122
855	2.513%, 3/28/05	853,397
9,780	2.447%, 4/5/05	9,775,979
40,000	2.59%, 4/19/05	39,994,585
20,000	1.35%, 4/29/05	19,958,795
1,000	2.765%, 5/26/05	999,552
650	1.55%, 7/14/05	648,145
250	1.45%, 7/22/05	248,821
2,000	2.125%, 8/10/05	1,996,830
4,200	2.125%, 9/1/05	4,183,992

		99,863,730

Federal Home Loan Mortgage Corporation 9.5%
4,000	2.417%, 3/8/05	3,998,130
1,513	2.435%, 3/22/05	1,510,864
5,000	2.658%, 5/10/05	4,974,333
1,000	2.554%, 6/13/05	992,142
6,000	2.79%, 6/15/05	5,951,152
10,000	2.852%, 7/11/05	9,896,600

		27,323,221

Federal National Mortgage Association 39.8%
18,000	2.402%, 3/4/05	17,996,415
15,000	2.476%, 3/7/05	14,992,551
9,653	2.432%, 3/9/05	9,647,795
5,000	2.434%, 3/16/05	4,994,958
24,000	2.455%, 3/23/05	23,964,213
21,730	2.43%, 4/4/05	21,720,125
1,772	2.546%, 4/13/05	1,766,645
1,000	2.554%, 4/15/05	996,775
3,000	2.658%, 5/11/05	2,984,380
14,000	2.75%, 5/18/05	13,917,099
925	4.665%, 6/14/05	917,530

		113,898,486

Repurchase Agreements (a) 15.9%
20,000	Barclays Capital Inc, 2.65%, dated 02/28/05, due 3/01/05 in the amount of $20,001,472 (cost $20,000,000; the value of the collateral including interest was $20,400,000)	20,000,000
25,620	Greenwich Capital Markets, 2.66% dated 02/28/05, due 3/01/05 in the amount of $25,621,893 (cost $25,620,000; the value of the collateral including interest was $26,135,934)	25,620,000

		45,620,000

	Total Investments 100.1%

Dryden Government Securities Trust Money Market Series

Schedule of Investments as of February 28, 2005 (Unaudited) Cont’d.

Description	Value
(amortized cost $286,705,437) (b)	286,705,437
Liabilities in excess of other assets (0.1%)	(338,392)

Net Assets 100%	$286,367,045

(a)	Repurchase Agreements are collateralized by U.S. Treasury or Federal agency obligations.

(b)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Notes to Schedule of Investments (unaudited)

Securities Valuations: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Trustees.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Government Securities Trust

By (Signature and Title)*	/s/ JONATHAN D. SHAIN
Jonathan D. Shain Secretary of the Fund

Date	April 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice President and Principal Executive Officer

Date	April 25, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres Treasurer and Principal Financial Officer

Date	April 25, 2005

*	Print the name and title of each signing officer under his or her signature.